Note 6 - Vessels, Net and Vessels Held for Sale	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
6.     Vessels, net and Vessels Held for Sale

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Additions / transfers from vessels under construction	65,661,576	—	65,661,576
Vessel disposal	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the period	—	(21,442,465)	(21,442,465)
Balance, September 30, 2012	776,302,667	(134,333,796)	641,968,871

On December 16, 2011, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Tiny” to an unaffiliated third party for $2,400,000. As of December 31, 2011 this transaction met all the criteria for held for sale and hence the carrying value of the Gas Tiny which amounted to $921,285 is presented as Vessel held for Sale in the accompanying Balance Sheet. The vessel was delivered to her new owners on January 17, 2012.

During the nine-month period ended September 30, 2012, the Company completed construction of the vessels “Gas Husky” (formerly Hull “K425”) and “Gas Esco” (formerly Hull “K424”) for a total consideration of $65,661,576 and concluded a memorandum of agreement for the disposal of the vessel “Gas Kalogeros” to an unaffiliated third party for $16,800,000. The vessel was delivered to her new owners on May 4, 2012.

The Company realized an aggregate gain from the sale of vessels Gas Tiny and Gas Kalogeros of $1,372,409 which is included in the Company’s unaudited condensed consolidated statements of income.